LEASES AS LESSEE (Details 1) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Finance lease right-of-use assets	$ 38,160	$ 336,257
Finance lease payment liabilities-current		230,460
Total finance lease liabilities		$ 230,460
Weighted discount rate for the operating lease	3.84%	3.91%	4.20%
Weighted average remaining lease term	2 months	13 months	19 months